Other payables - Conversion instruments (Details) - Madryn Credit Facility - USD ($)	Dec. 31, 2022	Jul. 14, 2022	Dec. 31, 2021
Other payables
Conversion instruments	$ 1,605,429	$ 892,950	$ 0
Maximum outstanding principal amount to be converted		$ 5,000,000
Conversion price		$ 1.90
Change in Fair Value of Converted Instruments	$ 712,479		$ 0